Organization and Nature of Operations (Details) - Schedule of consolidated financial statements (Parentheticals) - VIE [Member] - $ / shares	Jun. 30, 2021	Jun. 30, 2020
Variable Interest Entity [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	33,581,556	28,000,000
Ordinary shares, outstanding	33,581,556	28,000,000